UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6239

Tax-Free Fund for Utah
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end:  6/30/11

Date of reporting period:  6/30/11

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
December 31, 2011

TAX-FREE FUND FOR UTAH A tax-free income investment

Serving Utah Investors For Two Decades Tax-Free Fund For Utah “Know Your Destination”

     February, 2012

Dear Fellow Shareholder:

     With all the turmoil going on in the financial markets lately, many people are asking themselves, “Just where should I put my money?”

     While that would appear to be an important question to ask, we believe a more prudent question is, “What are you saving for?”

     If it were possible to know in advance just when to buy or sell a security to maximize profit, constantly switching your investment vehicle, trying to capture the latest trend, could very well be uncomplicated. Unfortunately, “timing” the market with any degree of consistency is nearly impossible.

     We have generally found that for the average investor switching continuously from one security to another in the management of his/her investment portfolio tends to be fruitless. Indeed, it may often prove to be an ill-advised exercise. With the degree of volatility inherent in the markets, missing an upturn or downturn could adversely affect your performance.

     We believe the most practical way for you to invest is to focus on your goals, your time frame for achieving these goals, and your risk tolerance, instead of concentrating on what the market is or isn’t doing on a short-term basis.

     As an investor in Tax-Free Fund for Utah, we think it’s important for you to focus on your ultimate destination – capital preservation and tax-free income – the key objective of your Fund.

     Since there may be many twists and turns on the road to financial health, what steps can you take to increase your odds of reaching your final destination safely?

•	Get assistance, if you need it – a financial professional can help answer your questions and get you going in the right direction.

•	Develop a map – where are you now? Where do you want to be? How long do you want to take to get there?

•	Make a plan and stick to it.

•	Periodically visit with your financial advisor to discuss your ongoing goals and circumstances.

NOT A PART OF THE SEMI-ANNUAL REPORT

•	Develop an asset allocation model – in other words, diversify and don’t put all of your eggs in one basket.

•	Rebalance your portfolio periodically in line with your goals and timeline.

•	Stay focused on the long-term. You won’t stress about the little bumps along the way as long as you are sure you are on the right road.

     But, there is more to investing in Tax-Free Fund for Utah than just capital preservation. If keeping what you have were your only objective, your piggy bank could serve as just an appropriate depository.

     Therefore, it should come as no surprise that another benefit that you gain from being an investor in Tax-Free Fund for Utah is monthly double tax-free income.

     To use an analogy, people who buy the Fund probably wouldn’t buy a cow hoping to sell it when its market price increases at some future date. They would buy the cow and keep it for its continuing stream of milk. In the case of Tax-Free Fund for Utah, the continuing stream is in the form of tax-free dividends.

     If capital preservation and tax-free income is your destination, your investment in Tax-Free Fund for Utah puts you on a path with a fund that seeks this investment objective. As long as your financial plan is a sound one and is in line with your goals, it may be best not to get off the road looking for a short-cut. Chances are, you just may get lost.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (15.9%)	and Fitch	Value

	City, County and State (5.5%)
	Anderson, Indiana San District
$505,000	4.600%, 07/15/23 AMBAC Insured	A1/A-/NR	$527,154
	Clark County, Nevada, Refunding
2,000,000	5.000%, 11/01/28 AGMC Insured	Aa1/AA+/AA	2,115,580
	Clark County, Nevada, Refunding, Series B
1,000,000	5.000%, 07/01/23	Aa1/AA+/NR	1,133,540
	Coral Canyon, Utah Special Service District
120,000	4.850%, 07/15/17	NR/NR/NR*	117,103
580,000	5.700%, 07/15/18	NR/NR/NR*	573,777
	Harris County, Texas Utility District #268
905,000	4.375%, 09/01/27 Radian Insured	NR/NR/NR*	900,385
	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa2/AA/NR	1,116,970
	King County, Washington Unlimited Tax
1,000,000	4.500%, 12/01/25 AGMC Insured	Aa1/AA+/NR	1,083,420
	Laredo, Texas
500,000	4.500%, 02/15/24 NPFG Insured	Aa2/AA-/AA	525,600
	Las Vegas Valley, Nevada Water District Refunding
	& Water Improvement
1,500,000	5.000%, 06/01/27 Series A NPFG-FGIC Insured
	(pre-refunded)	Aa2/AA+/NR	1,563,705
	McKinney, Texas
1,700,000	4.500%, 08/15/23 Syncora Guarantee, Inc. Insured	Aa1/AA+/NR	1,813,016
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AA+/NR	1,521,520
445,000	4.375%, 08/15/25 NPFG Insured	Aa1/AA+/NR	476,177
	Montgomery County, Texas
2,975,000	5.250%, 03/01/32	Aa2/AA/NR	3,282,080
	Puerto Rico Commonwealth Refunding, Public
	Improvement Series C
500,000	5.375%, 07/01/28 AGMC Insured	Aa3/AA-/BBB+	522,145
	San Patricio County, Texas
450,000	4.600%, 04/01/25 AMBAC Insured	Aa3/NR/NR	473,310
	Texas State
165,000	4.500%, 08/01/22	Aaa/AA+/AAA	186,460

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	City, County and State (continued)
	Washington State, Series D
$2,000,000	5.000%, 01/01/29 AMBAC Insured	Aa1/AA+/AA+	$2,122,460
	Washington State Various Purpose, Series A
1,405,000	5.000%, 07/01/30	Aa1/AA+/AA+	1,549,223
	Total City, County and State		21,603,625

	Local Public Property (4.3%)
	Clark County, Nevada, Refunding, Series A
2,280,000	5.000%, 12/01/29	Aa1/AA+/NR	2,452,345
	North Las Vegas, Nevada Building
4,440,000	5.000%, 05/01/28 NPFG Insured	A2/A+/A	4,626,924
	North Las Vegas, Nevada Refunding Ltd. Tax
1,000,000	5.000%, 06/01/36	A2/A+/A	1,014,950
	Utah State, Series A
2,500,000	5.000%, 07/01/26	Aaa/AAA/AAA	2,994,675
	Washoe County, Nevada Refunding Reno Sparks
	Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,159,900
	Williamson County, Texas
1,610,000	5.000%, 02/15/23 NPFG Insured	Aa1/AAA/NR	1,735,387
1,445,000	5.000%, 02/15/23 NPFG Insured (pre-refunded)	Aa1/BBB/NR	1,582,333
	Total Local Public Property		16,566,514

	School District (4.5%)
	Alamo, Texas Community College District, Series A
1,000,000	5.000%, 08/15/37	Aaa/AA+/NR	1,000,690
	Clark County, Nevada School District Series A
500,000	5.000%, 06/15/28	Aa2/AA/AA-	531,650
	Comal, Texas Independent School District
2,000,000	5.000%, 02/01/33 NPFG Insured	Aaa/BBB/AAA	2,154,640
	Freemont County, Wyoming School District #14
355,000	4.500%, 06/15/26	NR/A+/BBB	377,912
	Granite School District, Utah, Salt Lake County
	School Building
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,132,150

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)
		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Houston, Texas Independent School District
$3,000,000	5.000%, 02/15/28 AGMC Insured	Aaa/AA+/NR	$3,164,010
	Magnolia, Texas Independent School District
	Schoolhouse
1,495,000	5.000%, 08/15/25 NPFG-FGIC Insured	A1/NR/NR	1,620,012
	Navasota, Texas Independent School District
475,000	5.000%, 08/15/23 NPFG-FGIC Insured	A1/NR/NR	499,163
	North East Independent School District , Texas
1,000,000	5.000%, 08/01/33 NPFG Insured	Aaa/AAA/NR	1,058,550
	Port Arthur, Texas Independent School District
	School Building
2,000,000	5.250%, 02/15/30 NPFG-FGIC Insured	Aa3/NR/AA-	2,075,920
	Uintah County, Utah School District
455,000	4.250%, 02/01/24	Aaa/NR/NR	488,788
	Wasatch County, Utah School District
880,000	5.000%, 06/01/25 State of Utah Guaranty	Aaa/NR/NR	950,972
	Washoe County, Nevada School District
200,000	4.625%, 06/01/23 NPFG-FGIC Insured	Aa2/AA/AA-	205,270
	Washoe County, Nevada School District Refunding
	& School Improvement, Series A
2,000,000	5.000%, 06/01/30	Aa2/AA/NR	2,142,460
	Total School District		17,402,187

	Transportation (0.3%)
	Texas State Transportation Commission Mobility Fund
1,140,000	5.000%, 04/01/27 Series A	Aaa/AA+/AAA	1,284,461

	Utilities (1.3%)
	Central Utah Water Conservancy District Refunding,
	Series B
765,000	5.000%, 04/01/28	NR/AA+/AAA	882,290
	Las Vegas Valley, Nevada Water District Refunding
1,000,000	5.000%, 06/01/30 Series C	Aa2/AA+/NR	1,079,340

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Utilities (continued)
	San Angelo, Texas Certificates of Participation
	Obligation, Series A
$2,765,000	5.000%, 02/15/30	Aa2/AA/AA+	$3,033,067
	Total Utilities		4,994,697
	Total General Obligation Bonds		61,851,484

	Revenue Bonds (80.8%)

	Airport (2.8%)
	Alaska State International Airport Revenue
35,000	5.000%, 10/01/24 AMBAC Insured AMT	Aa3/NR/A+	35,022
	Broward County, Florida Airport System Revenue
	Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,088,590
	Clark County, Nevada Passenger Facility Charge
255,000	4.750%, 07/01/22 NPFG Insured AMT	Aa3/A+/A	255,694
	Clark County, Nevada Passenger Facilities Charge
	Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+/NR	1,582,800
	Hillsborough County, Florida Aviation Authority
2,185,000	5.250%, 10/01/23 NPFG Insured AMT	A1/A+/AA-	2,282,735
	Miami-Dade County, Florida Aviation Revenue
	Miami International Airport, Series A-1
1,675,000	5.000%, 10/01/22	A2/A-/A	1,868,010
600,000	5.000%, 10/01/24 NPFG-FGIC Insured AMT	A2/A-/A	600,258
	Orlando Florida Airport
1,950,000	5.500%, 10/01/23 AMT	Aa3/A+/AA-	2,184,215
	Reno-Tahoe, Nevada Airport Authority Revenue
	Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/NR/A	1,026,030
	Total Airport		10,923,354

	Education (10.3%)
	Florida State Board of Education Public Education
210,000	4.500%, 06/01/25 AGMC Insured	Aa1/AAA/AAA	222,634

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Education (continued)
	Franklin, Indiana Community Multi-School Building
	Corp. First Mortgage
$750,000	5.000%, 01/15/29 AGMC Insured	Aa3/AA-/NR	$785,340
	Hammond, Indiana School Building Corp. First
	Mortgage
1,030,000	5.000%, 07/15/31 NPFG Insured	Baa2/AA+/NR	1,062,939
	Hillsborough County, Florida School Board COP
510,000	4.250%, 07/01/26 NPFG Insured	Aa2/AA-/AA	525,096
	Laredo, Texas Independent School District Public
	Facility Corp.
190,000	5.000%, 08/01/24 AMBAC Insured	NR/A/A+	190,112
	Nevada System Higher Education COP
1,000,000	5.000%, 07/01/25 AMBAC Insured	NR/AA-/AA	1,068,830
	Salt Lake County, Utah Westminster College Project
825,000	4.750%, 10/01/20	NR/BBB/NR	851,177
870,000	4.750%, 10/01/21	NR/BBB/NR	891,419
2,300,000	5.000%, 10/01/22	NR/BBB/NR	2,353,314
1,250,000	5.000%, 10/01/25	NR/BBB/NR	1,266,050
600,000	5.000%, 10/01/27	NR/BBB/NR	604,902
2,025,000	5.125%, 10/01/28	NR/BBB/NR	2,038,871
	Southern Utah University Revenue Refunding,
	Auxiliary System Student Building Fee
875,000	4.000%, 05/01/19	NR/AA/NR	996,187
	Texas A&M University Revenue
1,700,000	5.000%, 07/01/34	Aaa/AAA/AAA	1,946,653
	Texas State University System Financing Revenue
2,000,000	5.250%, 03/15/25	Aa2/AA-/AA	2,287,820
	Tyler, Texas Independent School District
325,000	5.000%, 02/15/26 AGMC Insured	Aa3/AA/AA+	343,665
	University of Nevada (University Revenues)
115,000	4.500%, 07/01/24 ETM NPFG Insured	Aa2/BBB/NR	120,943
75,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA-/NR	77,843

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Education (continued)
	University of Nevada (University Revenues)
	Community College
$2,000,000	5.000%, 07/01/35 Series A AGMC Insured	Aa2/AA-/NR	$2,044,240
	University of Utah COP
3,170,000	4.350%, 12/01/26 AMBAC Insured	Aa2/AA-/NR	3,298,797
	Utah State Board of Regents Auxiliary & Campus
	Facility
1,000,000	4.125%, 04/01/20 NPFG Insured	Aa2/AA/NR	1,058,230
	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	447,253
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	462,697
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	488,929
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	129,431
	Utah State Board of Regents Office Facility Revenue
450,000	5.050%, 02/01/20 NPFG Insured	Baa2/AA/NR	450,954
360,000	5.125%, 02/01/22 NPFG Insured	Baa2/AA/NR	360,706
1,045,000	5.000%, 04/01/23 NPFG Insured	Aa2/AA-/NR	1,132,540
	Warsaw, Indiana Multi-School Building Corp., First
	Mortgage, Series B
1,800,000	5.450%, 01/15/28	NR/AA+/NR	1,996,470
	Washington State Higher Education Facilities
	Authority Revenue, Refunding, Gonzaga
	University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	1,031,519
	Washington State Higher Education Facilities
	Authority Revenue, Seattle University Project
1,250,000	5.250%, 11/01/27 AMBAC Insured	NR/A/NR	1,351,937
	Washington State University Revenue
735,000	4.600%, 10/01/29 AGMC Insured	Aa2/AA-/NR	780,776
	Wayne Township, Indiana Marion City School
	Building Corp.
1,120,000	5.000%, 07/15/26 NPFG-FGIC Insured	NR/AA+/NR	1,219,467

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Education (continued)
	Weber State University, Utah Student Facilities
	System
$1,825,000	4.400%, 04/01/27 AGMC Insured	NR/AA/NR	$1,895,828
1,275,000	5.125%, 04/01/32 NPFG Insured	Baa2/AA/NR	1,322,035
	Zionsville, Indiana Community Schools Building
	Corp. First Mortgage, Series Z
2,645,000	5.000%, 07/15/22 AGMC Insured	Aa3/AA-/NR	2,825,389
	Total Education		39,930,993

	Education - Charter Schools (9.6%)
	La Vernia, Texas Higher Education Finance Corp.,
	Jubilee Academy
3,480,300	6.500%, 03/15/38	NR/NR/NR*	3,115,947
	Utah County, Utah Charter School Revenue
	Lakeview Academy
260,000	5.350%, 07/15/17 Series A	NR/NR/NR*	247,567
	Utah County, Utah Charter School Revenue Lincoln
	Academy
800,000	5.450%, 06/15/17 Series A	NR/NR/NR*	774,744
	Utah County, Utah Charter School Revenue
	Renaissance Academy
275,000	5.350%, 07/15/17 Series A	NR/NR/NR*	266,313
	Utah County, Utah School Facility, Ranches
	Academy
1,175,000	6.500%, 12/01/25	NR/NR/NR*	1,046,408
	Utah State Charter School Finance Authority Entheos
	Academy
5,750,000	6.750%, 08/15/38	NR/NR/NR*	5,158,670
	Utah State Charter School Finance Authority Fast
	Forward Academy
2,986,800	6.500%, 11/15/37 144A	NR/NR/NR*	2,519,903
	Utah State Charter School Finance Authority George
	Washington Academy
1,000,000	6.750%, 07/15/28	NR/BB+/NR*	960,610

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Education - Charter Schools (continued)
	Utah State Charter School Finance Authority Legacy
	Preparatory Academy
$5,580,000	6.750%, 06/15/38	NR/NR/NR*	$5,598,693
7,670,000	7.250%, 06/15/39	NR/NR/NR*	7,675,906
	Utah State Charter School Finance Authority,
	Refunding & Improvement, Davinci Academy
	Series 2011A
1,000,000	7.050%, 09/15/26	NR/BBB-/NR	1,022,910
	Utah State Charter School Finance Authority
	Rockwell Charter School
900,000	6.750%, 08/15/28	NR/NR/NR*	683,514
	Utah State Charter School Finance Authority Ronald
	Wilson Reagan Academy
1,110,000	5.750%, 02/15/22 Series A	NR/NR/NR*	986,179
	Utah State Charter School Finance Authority
	Venture Academy
7,120,000	6.750%, 11/15/38	NR/NR/NR*	7,122,848
	Total Education - Charter Schools		37,180,212

	Healthcare (0.9%
	Harris County, Texas Health Facility Development
	Corp.
145,000	5.000%, 11/15/28 AMBAC Insured	NR/A-/NR	140,968
	Indiana Finance Authority Hospital Revenue,
	Parkview Health System
1,650,000	5.875%, 05/01/29	A1/A+/NR	1,702,322
	Tarrant County, Texas Cultural Education Facilities
	Finance Corp. Hospital Refunding, Scott & White
	Healthcare Project
1,000,000	5.250%, 08/15/25	A1/A/AA-	1,078,170
	Washington State Health Care Facilities Authority
	Revenue, Cooperative of Puget Sound
500,000	5.375%, 12/01/17 AMBAC Insured	NR/BBB-/A-	505,055
	Total Healthcare		3,426,515

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (3.3%)
	Campbell County, Wyoming Hospital District,
	Hospital Revenue, Memorial Hospital Project
$1,040,000	5.000%, 12/01/20	NR/A-/NR	$1,102,618
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,017,250
	Harris County, Texas Health Facility Development
	Corp. Christus Health Series A-6
1,000,000	4.750%, 07/01/30 AGMC Insured	Aa3/AA-/NR	1,037,480
	King County, Washington Public Hospital District
	No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,071,930
	Reno, Nevada Hospital Revenue, Washoe Medical
	Center
725,000	5.000%, 06/01/23 AGMC Insured	Aa3/AA-/NR	765,586
680,000	5.000%, 06/01/23 AGMC Insured	Aa3/AA-/NR	718,066
	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/A/A	272,263
	Riverton, Utah Hospital Revenue, Intermountain
	Health Care Health Services, Inc.
825,000	5.000%, 08/15/36	Aa1/AA+/NR	868,676
2,000,000	5.000%, 08/15/41	Aa1/AA+/NR	2,099,240
	Utah State Board of Regents Revenue Hospital -
	University Utah, Series B
3,000,000	5.000%, 08/01/31	Aa2/AA/NR	3,209,070
	Washington State Health Care Facilities Authority
	Revenue, Refunding, Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	A2/A/NR	660,819
	Total Hospital		12,822,998

	Housing (5.9%)
	Alaska Housing Finance Corp. Housing Revenue
575,000	5.250%, 12/01/28 AMT	Aa2/AA+/AA+	583,067
	Alaska Housing Finance Corp. Mortgage Revenue
	Refunding, Series B
2,000,000	4.500%, 12/01/35	Aaa/AAA/AAA	2,014,480

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Housing (continued)
	Florida Housing Finance Corp.
$450,000	5.000%, 07/01/21 AMT	Aa1/AA+/AA+	$465,935
390,000	6.000%, 07/01/28	Aa1/AA+/AA+	410,943
	Indianapolis, Indiana Multi-Family
395,000	4.850%, 01/01/21 AMT FNMA Insured	A1/NR/NR	401,292
	Miami-Dade County, Florida Housing Finance
	Authority
535,000	5.000%, 11/01/23 AGMC Insured AMT	Aa3/AA+/A-	541,276
	North Dakota Housing Authority Home Mortgage
	Revenue
340,000	5.400%, 07/01/23 AMT	Aa1/NR/NR	356,351
	Puerto Rico Housing Finance Authority
1,100,000	5.125%, 12/01/27	NR/AA-/A+	1,171,258
	South Dakota Housing Development Authority
45,000	6.000%, 05/01/28	Aa1/AAA/NR	45,637
	Utah Housing Corporation Single Family Mortgage
25,000	5.250%, 07/01/23 AMT	Aa2/AA/AA	25,011
825,000	5.125%, 07/01/24 AMT	Aa3/AA-/AA-	829,372
670,000	5.000%, 07/01/25 AMT	Aa3/AA-/AA-	667,742
345,000	5.100%, 01/01/26 AMT	Aa3/AA-/AA-	346,811
95,000	5.650%, 07/01/27 AMT	Aa2/AA/AA	95,357
1,300,000	5.250%, 01/01/28 AMT	Aa3/AA-/AA-	1,320,059
605,000	5.200%, 01/01/28 AMT	Aa3/AA-/AA-	612,750
1,800,000	5.800%, 07/01/28 AMT	Aa3/AA-/AA-	1,867,698
660,000	5.700%, 07/01/28 AMT	Aa3/AA-/AA-	681,938
465,000	5.500%, 07/01/28 AMT	Aa3/AA-/AA-	476,388
795,000	6.100%, 01/01/29 AMT	Aa3/AA-/AA-	798,816
1,270,000	5.250%, 07/01/28 Series A AMT	Aa3/AA-/AA-	1,304,823
1,000,000	4.000%, 07/01/28 Series B-1 Class I	Aaa/AAA/AAA	982,210
590,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	602,880
985,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	998,465
2,280,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	2,341,264

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Housing (continued)
	Utah Housing Corporation Single Family Mortgage
	(continued)
$940,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	$973,849
	Utah State Housing Finance Agency
50,000	5.700%, 07/01/15 AMT	Aa3/AA-/AA-	50,154
25,000	5.400%, 07/01/16 AMT	Aa2/NR/NR	25,071
385,000	5.500%, 07/01/18 AMT	Aa3/AA-/AA-	392,153
25,000	5.000%, 07/01/18 AMT	Aaa/AAA/NR	25,015
5,000	5.400%, 07/01/20 AMT	Aaa/NR/NR	5,000
140,000	5.600%, 07/01/23 AMT	Aa2/AA/AA	140,097
	Wyoming Community Development Authority
	Homeownership Mortgage Revenue
1,000,000	4.625%, 06/01/28 Series A	Aa2/NR/NR	1,021,570
	Wyoming Community Development Authority
	Housing Revenue
500,000	4.375%, 12/01/30 Series 2	Aa1/AA+/NR	506,825
	Total Housing		23,081,557

	Industrial Development & Pollution Control (0.8%)
	Emery County, Utah Pollution Control Revenue
	Pacificorp Projects
3,000,000	5.650%, 11/01/23 AMBAC Insured	A2/A/NR	3,009,480

	Lease (5.0%)
	Clark County, Nevada Improvement District Revenue
665,000	5.125%, 12/01/19	NR/NR/NR*	607,205
	Clark County, Nevada Improvement District Special
	Local Improvement #128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	424,935
	Middle Village, Florida Community Development
	District Special Assessment Revenue
1,045,000	6.750%, 05/01/25	NR/NR/NR*	1,044,864
	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A-/NR	519,165

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease (continued)
	Port Saint Lucie, Florida Special Assessment Revenue
	Southwest Annexation District 1-B
$500,000	5.000%, 07/01/27 NPFG Insured	Baa2/BBB/NR	$512,770
	Red River, Texas Higher Education TCU Project
1,000,000	4.375%, 03/15/25	Aa3/NR/AA-	1,046,140
	Salt Lake Valley, Utah Fire Service District Lease
	Revenue
2,645,000	5.200%, 04/01/28	Aa2/NR/AA+	2,874,824
1,000,000	5.250%, 04/01/30	Aa2/NR/AA+	1,078,660
	South Dakota State Building Authority Revenue
500,000	4.500%, 06/01/24 NPFG-FGIC Insured	NR/AA/NR	537,415
	Tooele County, Utah Municipal Building Authority
	School District Lease Revenue
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,045,630
	Uintah County, Utah Municipal Building Authority
	Lease Revenue
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,153,760
	Utah State Building Ownership Authority Lease
	Revenue Refunding State Facilities Master Lease
	Program
465,000	5.000%, 05/15/21	Aa1/AA+/NR	520,288
510,000	5.000%, 05/15/23	Aa1/AA+/NR	560,143
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,217,970
1,080,000	5.000%, 05/15/25	Aa1/AA+/NR	1,130,101
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,772,757
	West Bountiful, Utah Courthouse Revenue
410,000	5.000%, 05/01/19	NR/A/A+	434,305
	West Valley City, Utah Municipal Building Authority
	Lease Revenue Refunding
1,890,000	4.375%, 08/01/26 Series A NPFG-FGIC Insured	NR/A+/A+	1,969,002
	Total Lease		19,449,934

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (7.6%)
	Carmel, Indiana Redevelopment Authority Lease
	Rent Revenue
$1,975,000	5.000%, 02/01/26	Aa1/AA+/NR	$2,146,647
	Herriman, Utah Special Assessment Towne Center
	Assessment Area
1,045,000	4.875%, 11/01/23	NR/A/NR	1,104,575
1,150,000	5.000%, 11/01/25	NR/A/NR	1,199,209
1,975,000	5.000%, 11/01/29	NR/A/NR	2,003,973
	Orange County, Florida Sales Tax Revenue
1,000,000	5.000%, 01/01/27 Series B NPFG-FGIC Insured	Aa3/AA/AA+	1,024,170
	Orem, Utah Special Assessment
1,845,000	7.750%, 11/01/25	NR/NR/NR*	1,818,617
	Riverton City, Utah Franchise & Sales Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,677,104
	Sevier County, Utah Municipal Building Authority
	Lease Revenue Refunding
915,000	5.000%, 11/15/19 NPFG-FGIC Insured	NR/NR/NR*	938,488
	South Ogden City, Utah Sales Tax Revenue
	Refunding
1,895,000	4.375%, 05/01/29 NPFG-FGIC Insured	Baa2/A+/NR	1,936,444
	Tooele County, Utah Municipal Building Authority
	School District Lease Revenue
1,000,000	4.875%, 06/01/25	A1/A+/NR	1,060,580
	Twin Creeks, Utah Special Services District
11,454,702	10.000%, 07/15/30	NR/NR/NR*	11,490,555
	Uintah County, Utah Municipal Building Authority
	Lease Revenue
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,051,240
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,169,638
	Utah Transit Authority Sales Tax Revenue, Series A
1,000,000	5.000%, 06/15/28	Aa2/AAA/AA	1,108,350
	Total Local Public Property		29,729,590

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	State Agency (1.0%)
	Alaska State Sport Fishing Revenue Refunding
$1,000,000	5.000%, 04/01/25	A1/NR/A+	$1,071,180
	Utah Infrastructure Agency Telecommunications &
	Franchise Tax, Series A
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	Aa3/AA-/NR	1,109,230
1,475,000	5.250%, 10/15/33 AGMC Insured	Aa3/AA-/NR	1,567,630
	Total State Agency		3,748,040

	Tax Revenue (8.6%)
	Bountiful City, Utah Sales Tax Refunding Bond
377,000	3.500%, 06/01/13	NR/AA/NR	389,422
832,000	4.000%, 06/01/17	NR/AA/NR	922,247
	Brigham, Utah Special Assessment Voluntary
	Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,243,159
1,195,000	5.500%, 08/01/29	A1/NR/NR	1,269,353
	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR/NR*	226,975
	Coral Canyon, Utah Special Service District
50,000	5.000%, 07/15/13	NR/NR/NR*	50,204
250,000	5.500%, 07/15/18	NR/NR/NR*	244,643
	Florida State Department of Environmental
	Protection Revenue
1,250,000	5.250%, 07/01/20 NPFG Insured	A1/AA-/A	1,293,125
	Henderson, Nevada Local Improvement District
95,000	4.500%, 09/01/12	NR/NR/NR*	95,391
290,000	5.000%, 09/01/14	NR/NR/NR*	293,935
290,000	5.000%, 09/01/15	NR/NR/NR*	291,905
230,000	5.000%, 03/01/16	NR/NR/NR*	221,143
	Holladay, Utah Redevelopment Agency
2,387,500	4.900%, 12/30/20	NR/NR/NR*	2,101,549
	Jordanelle, Utah Special Service District
186,000	5.000%, 11/15/14	NR/NR/NR*	182,163
196,000	5.100%, 11/15/15	NR/NR/NR*	188,423

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Tax Revenue (continued)
	Jordanelle, Utah Special Service District (continued)
$206,000	5.200%, 11/15/16	NR/NR/NR*	$195,877
216,000	5.300%, 11/15/17	NR/NR/NR*	202,714
228,000	5.400%, 11/15/18	NR/NR/NR*	212,482
240,000	5.500%, 11/15/19	NR/NR/NR*	220,944
253,000	5.600%, 11/15/20	NR/NR/NR*	230,501
268,000	5.700%, 11/15/21	NR/NR/NR*	240,983
283,000	5.800%, 11/15/22	NR/NR/NR*	252,292
299,000	6.000%, 11/15/23	NR/NR/NR*	268,033
	La Verkin, Utah Sales and Franchise Tax Revenue
571,000	5.100%, 07/15/27	NR/NR/NR*	498,100
	Lehi, Utah Sales Tax
790,000	5.000%, 06/01/24 AGMC Insured	Aa3/AA-/NR	836,571
	Mesquite, Nevada New Special Improvement District
175,000	4.750%, 08/01/12	NR/NR/NR*	172,867
205,000	4.900%, 08/01/13	NR/NR/NR*	198,391
125,000	5.250%, 08/01/17	NR/NR/NR*	113,591
285,000	5.350%, 08/01/19	NR/NR/NR*	245,907
120,000	5.400%, 08/01/20	NR/NR/NR*	101,963
450,000	5.500%, 08/01/25	NR/NR/NR*	356,261
	North Ogden, Utah Sales Tax Revenue
195,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured	NR/A+/AA	208,527
	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured	Aa3/AA-/NR	498,293
	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	814,950
	Salt Lake City, Utah Sales Tax
1,060,000	5.000%, 02/01/23	NR/AAA/NR	1,154,287
1,115,000	5.000%, 02/01/24	NR/AAA/NR	1,211,046
	South Weber City, Utah
525,000	5.000%, 01/15/24 NPFG Insured	Baa2/A/AA-	551,428
	Springville, Utah Special Assessment Revenue
397,000	5.500%, 01/15/17	NR/NR/NR*	367,975

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Tax Revenue (continued)
	Springville, Utah Special Assessment Revenue
	(continued)
$420,000	5.650%, 01/15/18	NR/NR/NR*	$379,063
442,000	5.800%, 01/15/19	NR/NR/NR*	394,410
380,000	5.900%, 01/15/20	NR/NR/NR*	336,053
	Uintah County, Utah Municipal Building Authority
	Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	541,495
	Utah Transit Authority Sales Tax Revenue, Series A
6,560,000	5.000%, 06/15/36 AGMC Insured	a2/AAA/AA	7,064,333
	Vernal City, Utah Sales Tax Revenue
515,000	4.750%, 09/01/31 AGMC Insured	NR/AA/NR	552,518
300,000	4.875%, 09/01/34 AGMC Insured	NR/AA/NR	318,978
	Wasatch County, Utah Building Authority
130,000	5.000%, 10/01/15	A1/NR/NR	135,854
135,000	5.000%, 10/01/16	A1/NR/NR	141,410
	Wasatch County, Utah Sales Tax
205,000	5.000%, 12/01/16 AMBAC Insured	NR/A+/NR	210,881
210,000	5.000%, 12/01/17 AMBAC Insured	NR/A+/NR	215,834
225,000	5.000%, 12/01/18 AMBAC Insured	NR/A+/NR	230,942
	Washington City, Utah Sales Tax
680,000	5.250%, 11/15/17 AMBAC Insured	NR/A/NR	721,963
	Weber County, Utah Sales Tax
385,000	5.000%, 07/01/23 AMBAC Insured	A1/NR/NR	397,778
	West Valley City, Utah Redevelopment Agency
1,625,000	5.000%, 03/01/21	NR/A-/NR	1,728,139
320,000	5.000%, 03/01/22	NR/A-/NR	339,021
350,000	5.000%, 03/01/23	NR/A-/NR	368,753
1,000,000	5.000%, 03/01/24	NR/A-/NR	1,049,280
	Total Tax Revenue		33,294,325

	Transportation (4.1%)
	Central Puget Sound, Washington Regional
	Transportation Authority Sales Tax
2,000,000	5.000%, 11/01/25 Series A AMBAC Insured	Aa2/AAA/NR	2,195,260
1,050,000	4.750%, 02/01/28 NPFG-FGIC Insured	Aa1/AAA/NR	1,050,945

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation (continued)
	Indiana Finance Authority Highway Revenue
$1,950,000	4.500%, 12/01/25 NPFG-FGIC Insured	Aa1/AA+/AA+	$2,066,006
	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-/NR	2,265,580
	Utah Transit Authority Sales Tax Revenue Refunding,
	Series A
5,185,000	zero coupon, 06/15/23 NPFG Insured	A1/A-/A+	3,209,048
	Utah Transit Authority Sales Tax Revenue, Series A
2,000,000	5.000%, 06/15/27	Aa2/AAA/AA	2,229,060
	Utah Transit Authority Sales Tax & Transportation
	Revenue
1,450,000	4.125%, 06/15/22 AGMC Insured	Aa2/AAA/AA	1,548,658
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	239,142
	Washoe County, Nevada Highway Revenue
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,105,840
	Total Transportation		15,909,539

	Utility (15.0%)
	Central Weber, Utah Sewer Improvement District
	Revenue Refunding, Series A
1,000,000	5.000%, 03/01/28 AGMC Insured	NR/AA-/AA	1,106,330
2,000,000	4.375%, 03/01/30 AGMC Insured	NR/AA-/AA	2,091,340
4,000,000	5.000%, 03/01/33 AGMC Insured	NR/AA-/AA	4,298,880
	Clark County, Washington Public Utility District
	No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A2/A/A+	1,108,160
	Cowlitz County, Washington Public Utility District
	Electric Revenue
650,000	4.500%, 09/01/26 NPFG Insured	A1/A-/A	671,184
	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	Aa3/AA-/NR	1,064,170
	Eagle Mountain, Utah Gas & Electric
1,385,000	4.250%, 06/01/20 Radian Insured	NR/NR/NR*	1,330,916
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR/NR*	1,449,331
1,515,000	5.000%, 06/01/22 Radian Insured	NR/NR/NR*	1,519,636

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utility (continued)
	El Paso, Texas Solid Waste Disposal System Revenue
$1,540,000	5.125%, 08/15/28 AGMC Insured	Aa3/AA-/NR	$1,588,833
	Herriman City, Utah Water Revenue Refunding
1,210,000	4.500%, 01/01/33 AMBAC Insured	NR/A/NR	1,241,351
	Houston, Texas Utility System Revenue, Refunding
1,165,000	5.125%, 05/15/28 Series A NPFG Insured	Aa2/AA/AA-	1,240,177
	Intermountain Power Agency, Utah Power Supply
	Revenue, Refunding
1,000,000	4.250%, 07/01/19 Series B	A1/A+/AA-	1,070,680
1,000,000	5.000%, 07/01/21 Series A AGMC Insured	Aa3/AA-/AA-	1,053,930
250,000	5.250%, 07/01/23	A1/A+/AA-	263,753
	Jacksonville Electric Authority, Florida Electric
	System Revenue
500,000	5.000%, 10/01/26	Aa3/A+/AA-	515,850
	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	703,956
	Laredo, Texas Waterworks Sewer System Revenue
	Series 2010
1,450,000	5.000%, 03/01/24	A1/AA-/AA-	1,650,492
	Lower Colorado River Authority, Texas
5,000	5.250%, 05/15/29 (pre-refunded)	A1/NR/NR	6,418
	Lower Colorado River Authority, Texas Revenue,
	Refunding
1,530,000	5.250%, 05/15/29	A1/A/NR	1,690,864
	Lower Colorado River Authority, Texas Transmission
	Contract Revenue, Refunding
1,065,000	5.000%, 05/15/33 AMBAC Insured	A2/A/A+	1,077,226
	Manti City, Utah Electric System Revenue
603,000	5.750%, 02/01/17	NR/NR/NR*	668,492
	Miami-Dade County, Florida Water and Sewer
	Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa2/AA-/AA-	1,664,490

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utility (continued)
	Orem, Utah Water & Storm Sewer Revenue
$1,000,000	5.000%, 07/15/26	NR/AA/AA+	$1,115,880
1,250,000	5.250%, 07/15/28	NR/AA/AA+	1,408,500
	Pleasant Grove City, Utah Storm Water Revenue
860,000	4.750%, 07/15/36 AGMC Insured	Aa3/AA-/AA-	906,844
	Port St. Lucie, Florida Utility System Revenue
1,200,000	5.250%, 09/01/26 NPFG Insured	Aa3/NR/AA-	1,261,164
	Salt Lake & Sandy, Utah Metropolitan Water District,
	Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	715,540
	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 CIFG Insured	Aa3/NR/NR	914,037
	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA	1,612,184
	South Valley, Utah Water Reclamation Facility
	Sewer Revenue
2,110,000	5.000%, 08/15/24 AMBAC Insured	NR/A/NR	2,224,467
425,000	5.000%, 08/15/30 AMBAC Insured	NR/A/NR	437,988
	South Weber City, Utah Water Revenue
730,000	5.000%, 06/01/35 AGMC Insured	NR/AA-/NR	772,566
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA-/NR	979,504
	Southern Utah Valley Power System
210,000	5.250%, 09/15/13 NPFG Insured	Baa2/BBB/NR	215,920
225,000	5.250%, 09/15/14 NPFG Insured	Baa2/BBB/NR	230,771
235,000	5.250%, 09/15/15 NPFG Insured	Baa2/BBB/NR	240,480
185,000	5.125%, 09/15/21 NPFG Insured	Baa2/BBB/NR	188,535
	St. George, Utah Electric Revenue
3,750,000	5.000%, 06/01/38 AGMC Insured	Aa3/NR/NR	3,933,975
	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc. Insured	A2/AA/AA-	1,081,090
	Tallahassee, Florida Consolidated Utility System
	Revenue
1,870,000	5.000%, 10/01/32	Aa1/AA+/AA+	1,996,543

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utility (continued)
	Tallahassee, Florida Energy System Revenue
	Refunding
$1,500,000	5.000%, 10/01/28	Aa3/AA/AA-	$1,628,280
	Utah Assessed Municipal Power System
1,000,000	5.000%, 04/01/21 AGMC Insured	Aa3/AA-/NR	1,025,580
	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A/NR	1,512,504
	Washington, Utah Electric Revenue
985,000	5.000%, 09/01/21 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	1,040,574
1,000,000	5.000%, 09/01/24 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	1,027,700
	White City, Utah Water Improvement District
	Revenue
500,000	5.000%, 02/01/23 AGMC Insured	Aa3/NR/NR	549,185
700,000	5.000%, 02/01/25 AGMC Insured	Aa3/NR/NR	756,840
840,000	5.000%, 02/01/27 AGMC Insured	Aa3/NR/NR	898,876
	Wyoming Municipal Power Agency Power Supply
	System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	785,815
	Total Utility		58,537,801

	Water and Sewer (5.9%)
	Eagle Mountain, Utah Water and Sewer
690,000	4.750%, 11/15/25 NPFG Insured	Baa2/A+/AA-	729,696
	Jordan Valley, Utah Water Conservancy District
	Revenue
1,000,000	5.000%, 10/01/31 Series B	NR/AA+/AA	1,110,810
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA	6,526,980
	Murray City, Utah Sewer and Water
440,000	5.000%, 10/01/19 AMBAC Insured	Aa3/NR/NR	461,199
	Ogden City, Utah Sewer & Water Revenue
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	773,370
	Pleasant Grove City, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	Baa2/BBB+/NR	479,030
760,000	4.625%, 12/01/23 AGMC Insured	NR/AA-/NR	843,501

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

			Rating
Principal			Moody’s, S&P
Amount		Revenue Bonds (continued)	and Fitch	Value

		Water and Sewer (continued)
		Pleasant Grove City, Utah Water Revenue (continued)
$1,000,000		5.250%, 12/01/29 AGMC Insured	NR/AA-/NR	$1,105,200
1,370,000		5.000%, 12/01/31 Series B NPFG Insured	Baa2/BBB+/NR	1,418,073
		Rapid City, South Dakota Water Revenue
500,000		5.000%, 11/01/29	Aa3/NR/NR	551,990
1,500,000		5.250%, 11/01/39	Aa3/NR/NR	1,626,885
		Santa Clara, Utah Storm Drain Revenue
877,000		5.100%, 09/15/26	NR/NR/NR*	749,931
		Upper Trinity Regional Water District, Texas
205,000		4.500%, 08/01/20 AMBAC Insured	A3/A-/NR	214,315
		Utah Water Finance Agency Revenue
200,000		5.250%, 07/01/16 AMBAC Insured	NR/NR/NR*	202,606
310,000		5.000%, 10/01/17 AMBAC Insured	NR/NR/NR*	315,465
510,000		5.000%, 07/01/18 AMBAC Insured	A1/NR/NR	532,792
105,000		5.000%, 10/01/20 AMBAC Insured (pre-refunded)	NR/NR/NR*	108,655
830,000		4.500%, 10/01/22 AMBAC Insured	Aa3/NR/NR	879,717
765,000		5.125%, 07/01/23 AMBAC Insured	NR/NR/NR*	769,116
870,000		4.500%, 10/01/23 AMBAC Insured	Aa3/NR/NR	916,841
2,645,000		4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	2,777,091
		Total Water and Sewer		23,093,263
		Total Revenue Bonds		314,137,601

		Total Investments (cost $366,807,727 - note 4)	96.7%	375,989,085
		Other assets less liabilities	3.3	12,926,526
		Net Assets	100.0%	$388,915,611

	*
Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or credit rating agency) has been determined  by the Investment Adviser to have sufficient quality to be ranked in the top four  credit ratings if a credit rating were to be assigned by a NRSRO.

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

Percent of
Portfolio Distribution by Quality Rating	Investments1
Aaa of Moody’s or AAA of S&P and Fitch	10.7%
Aa of Moody’s or AA of S&P and Fitch	49.1
A of Moody’s or S&P and Fitch	17.8
Baa of Moody’s or BBB of S&P	3.8
Ba1 of Moody’s or BB+ of S&P	0.2
Not rated*	18.4
100.0%

1 Calculated using the highest rating of the three NRSROs.

PORTFOLIO ABBREVIATIONS:

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2011 JUNE (unaudited)

ASSETS
Investments at value (cost $366,807,727)	$375,989,085
Cash	10,547,323
Interest receivable	5,243,373
Receivable for Fund shares sold	1,375,001
Other assets	30,982
Total assets	393,185,764
LIABILITIES
Payable for investment securities purchased	2,096,600
Dividends payable	1,256,803
Payable for Fund shares redeemed	405,008
Deferred income	321,751
Management fees payable	143,480
Distribution and service fees payable	11,083
Accrued expenses	35,428
Total liabilities	4,270,153
NET ASSETS	$388,915,611
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$385,257
Additional paid-in capital	380,475,310
Net unrealized appreciation on investments (note 4)	9,181,358
Accumulated net realized loss on investments	(1,272,179)
Undistributed net investment income	145,865
	$388,915,611
CLASS A
Net Assets	$233,345,749
Capital shares outstanding	23,125,756
Net asset value and redemption price per share	$10.09
Maximum offering price per share (100/96 of $10.09 adjusted to nearest cent)	$10.51
CLASS C
Net Assets	$88,353,433
Capital shares outstanding	8,759,608
Net asset value and offering price per share	$10.09
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.09	*
CLASS Y
Net Assets	$67,216,429
Capital shares outstanding	6,640,379
Net asset value, offering and redemption price per share	$10.12

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2011 (unaudited)

Investment Income:

Interest income		$8,817,930
Other income		38,949
		8,856,879

Expenses:

Management fee (note 3)	$926,377
Distribution and service fees (note 3)	646,982
Transfer and shareholder servicing agent fees	104,351
Trustees’ fees and expenses (note 7)	77,992
Legal fees	46,973
Shareholders’ reports and proxy statements	33,373
Custodian fees (note 6)	15,530
Registration fees and dues	13,342
Fund accounting fees	13,164
Auditing and tax fees	12,400
Insurance	7,740
Chief compliance officer (note 3)	1,853
Miscellaneous	25,308
Total expenses	1,925,385

Management fee waived (note 3)	(99,788)
Net expenses		1,825,597
Net investment income		7,031,282

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from securities transactions	584,159
Change in unrealized depreciation on investments	12,213,131

Net realized and unrealized gain (loss) on investments		12,797,290
Net change in net assets resulting from operations		$19,828,572

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2011	Year Ended
	(unaudited)	June 30, 2011
OPERATIONS:
Net investment income	$7,031,282	$15,669,819
Net realized gain (loss) from securities transactions	584,159	616,769
Change in unrealized appreciation (depreciation) on investments	12,213,131	(4,341,103)
Change in net assets from operations	19,828,572	11,945,485

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(4,403,263)	(10,072,186)

Class C Shares:
Net investment income	(1,314,407)	(3,272,455)

Class Y Shares:
Net investment income	(1,267,556)	(2,727,358)
Change in net assets from distributions	(6,985,226)	(16,071,999)

CAPITAL SHARE TRANSACTIONS (note 8):
Proceeds from shares sold	70,183,215	90,761,022
Reinvested dividends and distributions	3,520,058	9,574,958
Cost of shares redeemed	(48,798,806)	(124,122,693)
Change in net assets from capital share transactions	24,904,467	(23,786,713)

Change in net assets	37,747,813	(27,913,227)

NET ASSETS:
Beginning of period	351,167,798	379,081,025

End of period*	$388,915,611	$351,167,798

* Includes undistributed net investment income, respectively, of:	$145,865	$99,809

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2011 (unaudited)

1. Organization

     Tax-Free Fund For Utah (the “Fund”), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

b)
Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of December 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs —
Municipal Bonds*	375,989,085
Level 3 – Significant Unobservable Inputs	—
Total	$375,989,085

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount. In connection with certain bonds, fee income is recognized by the Fund on a daily basis over the life of the bonds.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2008-2010) or expected to be taken in the Fund’s 2011 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Accounting pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 clarifies existing requirements for measuring fair value and for disclosure about fair value measurements in converged guidance of the FASB and the International Accounting Standards Board. The amendments are effective during interim and annual periods beginning after December 15, 2011.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these updates and amendments may have on the Fund's financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund’s net assets.

     For the six months ended December 31, 2011, the Fund incurred management fees of $926,377 of which $99,788 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.83% for Class A Shares, 1.63% for Class C Shares, 0.99% for Class I Shares (none of which are currently outstanding) or 0.63% for Class Y Shares. These expense limitations are in effect until October 31, 2012. Prior to October 31, 2012, the Manager may not terminate the arrangement without the approval of the Board of Trustees.

     On January 7, 2011, the Securities and Exchange Commission announced a settlement with two former portfolio managers of the Fund concerning fees paid by the issuers of certain bonds held by the Fund, that among other things required them to pay a total of $589,578 in disgorgement and prejudgment interest to the Fund over a one-year period. This entire amount was paid to the Fund by September 23, 2011. Furthermore, this settlement superceded the prior agreement of the Manager to pay the Fund $520,626 in installments (with interest) over a maximum period of 58 months, under which the Manager had paid $160,000 to the Fund. In addition, it was determined that the $160,000 that had been paid by the Manager to the Fund would be returned to the Manager from the receipt of the settlement proceeds. The entire $160,000 was returned to the Manager by September 30, 2011.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.20% of the

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

Fund’s average net assets represented by Class A Shares. For the six months ended December 31, 2011, distribution fees on Class A Shares amounted to $224,455, of which the Distributor retained $7,111.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended December 31, 2011, amounted to $316,895. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended December 31, 2011 amounted to $105,632. The total of these payments with respect to Class C Shares amounted to $422,527, of which the Distributor retained $87,683.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares.Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Utah, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended December 31, 2011, total commissions on sales of Class A Shares amounted to $460,092, of which the Distributor received $38,559.

4. Purchases and Sales of Securities

     During the six months ended December 31, 2011, purchases of securities and proceeds from the sales of securities aggregated $51,167,169 and $28,634,756, respectively.

     At December 31, 2011, the aggregate tax cost for all securities was $366,685,922. At December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $12,608,251 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $3,305,088, for a net unrealized appreciation of $9,303,163.

5. Portfolio Orientation

     At least 50% of the Fund’s assets will always consist of obligations of Utah-based issuers. At December 31, 2011, the Fund had 58% of its net assets invested in municipal obligations of issuers within Utah. The Fund is also permitted to invest in tax-free municipal obligations of non-Utah-based issuers that are exempt from regular Federal income taxes and, pursuant to an administrative determination of the Utah State Tax Commission issued under statutory authority, the interest on which is currently exempt from

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

Utah individual income taxes. Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Trustees’ Fees and Expenses

     At December 31, 2011 there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended December 31, 2011 was $61,056. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended December 31, 2011, such meeting-related expenses amounted to $16,936.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

8. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended December 31, 2011		Year Ended
	(unaudited)		June 30, 2011
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	3,579,300	$35,563,407	4,193,949	$40,949,761
Reinvested distributions	216,353	2,147,590	611,153	5,947,989
Cost of shares redeemed	(2,480,963)	(24,631,310)	(6,624,373)	(63,577,122)
Net change	1,314,690	13,079,687	(1,819,271)	(16,679,372)
Class C Shares:
Proceeds from shares sold	2,220,305	22,060,978	2,478,584	24,310,498
Reinvested distributions	75,799	751,991	218,150	2,120,788
Cost of shares redeemed	(2,009,140)	(19,914,639)	(3,292,796)	(31,692,159)
Net change	286,964	2,898,330	(596,062)	(5,260,873)
Class Y Shares:
Proceeds from shares sold	1,258,723	12,558,830	2,605,011	25,500,763
Reinvested distributions	62,364	620,477	154,518	1,506,181
Cost of shares redeemed	(426,772)	(4,252,857)	(2,990,607)	(28,853,412)
Net change	894,315	8,926,450	(231,078)	(1,846,468)
Total transactions in Fund
shares	2,495,969	$24,904,467	(2,646,411)	$(23,786,713)

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

10. Income Tax Information and Distributions

The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. In this regard, the Fund increased undistributed net investment income in the amount of $388,887 and decreased additional paid-in capital in the amount of $388,887 at June 30, 2011. These adjustments had no impact on the Fund’s aggregate net assets at June 30, 2011. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax.

At June 30, 2011, the Fund had a capital loss carryover of $1,856,338 of which $402,073 expires in 2017 and $1,454,265 expires in 2018. Carryovers are available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

The tax character of distributions:

	Year Ended June 30,
	2011	2010
Net tax-exempt income	$15,590,252	$13,804,462
Ordinary income	481,747	539,386
	$16,071,999	$14,343,848

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$168,913
Accumulated net realized loss	(1,856,338)
Unrealized depreciation	(2,931,964)
Other temporary differences	(168,913)
$(4,788,302)

The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

11. Ongoing Development

Since December 2007, the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the majority of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year Ended June 30,
	12/31/11
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.74		$9.80	$9.35	$9.73	$9.91	$9.87
Income (loss) from investment operations:
Net investment income	0.20	(1)	0.42 (1)	0.43 (1)	0.44 (1)	0.41 (1)	0.40 (2)
Net gain (loss) on securities (both realized
and unrealized)	0.35		(0.05)	0.47	(0.37)	(0.17)	0.05
Total from investment operations	0.55		0.37	0.90	0.07	0 24	0.45
Less distributions (note 10):
Dividends from net investment income	(0.20)		(0.43)	(0.45)	(0.45)	(0.42)	(0.41)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.20)		(0.43)	(0.45)	(0.45)	(0.42)	(0.41)
Net asset value, end of period	$10.09		$9.74	$9.80	$9.35	$9.73	$9.91
Total return (not reflecting sales charge)	5.65	%(3)	3.87%	9.74%	0.91%	2.45%	4.60%
Ratios/supplemental data
Net assets, end of period (in millions)	$233		$212	$232	$166	$158	$149
Ratio of expenses to average net assets	0.84	%(4)	0.83%	0.80%	0.75%	0.63%	0.68%
Ratio of net investment income to average
net assets	3.96	%(4)	4.31%	4.43%	4.80%	4.09%	3.89%
Portfolio turnover rate	8	%(3)	25%	9%	25%	19%	17%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.89	%(4)	0.87%	0.87%	0.87%	0.90%	0.96%
Ratio of net investment income to average
net assets	3.91	%(4)	4.28%	4.37%	4.68%	3.82%	3.61%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.84	%(4)	0.83%	0.80%	0.74%	0.61%	0.66%
 _____________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Not annualized.
(4) Annualized.
See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C												Class Y
	Six Months												Six Months
	Ended		Year Ended June 30,										Ended		Year Ended June 30,
	12/31/11												12/31/11
	(unaudited)		2011		2010		2009		2008		2007		(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.74		$9.79		$9.34		$9.72		$9.91		$9.87		$9.77		$9.83	$9.38	$9.76	$9.94	$9.90
Income (loss) from investment operations:
Net investment income	0.16	(1)	0.34	(1)	0.35	(1)	0.37	(1)	0.33	(1)	0.32	(2)	0.21	(1)	0.44 (1)	0.45 (1)	0.46 (1)	0.43 (1)	0.41 (2)
Net gain (loss) on securities (both
realized and unrealized)	0.35		(0.04)		0.47		(0.37)		(0.18)		0.05		0.35		(0.05)	0.47	(0.37)	(0.17)	0.07
Total from investment operations	0.51		0.30		0.82		–		0.15		0.37		0.56		0.39	0.92	0.09	0.26	0.48
Less distributions (note 10):
Dividends from net investment income	(0.16)		(0.35)		(0.37)		(0.38)		(0.34)		(0.33)		(0.21)		(0.45)	(0.47)	(0.47)	(0.44)	(0.44)
Distributions from capital gains	–		–		–		–		–		–		–		–	–	–	–	–
Total distributions	(0.16)		(0.35)		(0.37)		(0.38)		(0.34)		(0.33)		(0.21)		(0.45)	(0.47)	(0.47)	(0.44)	(0.44)
Net asset value, end of period	$10.09		$9.74		$9.79		$9.34		$9.72		$9.91		$10.12		$9.77	$9.83	$9.38	$9.76	$9.94

Total return	5.23	%(3)(4)	3.15	%(3)	8.87	%(3)	0.10	%(3)	1.53	%(3)	3.77	%(3)	5.75	%(4)	4.08%	9.94%	1.13%	2.67%	4.80%
Ratios/supplemental data
Net assets, end of period (in millions)	$88		$83		$89		$50		$32		$31		$67		$56	$59	$44	$49	$47
Ratio of expenses to average net assets	1.64	%(5)	1.63%		1.60%		1.55%		1.43%		1.48%		0.64	%(5)	0.63%	0.60%	0.55%	0.43%	0.48%
Ratio of net investment income to average net assets	3.14	%(5)	3.51	%.	3.60%		3.99%		3.29%		3.10%		4.15	%(5)	4.51%	4.64%	5.00%	4.29%	4.09%
Portfolio turnover rate	8	%(4)	25%		9%		25%		19%		17%		8	%(4)	25%	9%	25%	19%	17%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.69	%(5)	1.67%		1.66%		1.67%		1.70%		1.76%		0.69	%(5)	0.67%	0.67%	0.67%	0.70%	0.76%

Ratio of net investment income to average net assets	3.09	%(5)	3.48%		3.54%		3.88%		3.02%		2.81%		4.10	%(5)	4.47%	4.57%	4.88%	4.02%	3.81%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	1.64	%(5)	1.63%		1.60%		1.54%		1.42%		1.46%		0.64	%(5)	0.63%	0.60%	0.54%	0.42%	0.46%
_____________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Not reflecting CDSC.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on July 1, 2011 and held for the six months ended December 31, 2011.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended December 31, 2011

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	5.65%	$1,000.00	$1,056.50	$4.34
Class C	5.23%	$1,000.00	$1,052.30	$8.46
Class Y	5.75%	$1,000.00	$1,057.50	$3.31

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.84%, 1.64% and 0.64% for the Fund's Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended December 31, 2011

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,020.91	$4.27
Class C	5.00%	$1,000.00	$1,016.89	$8.31
Class Y	5.00%	$1,000.00	$1,021.92	$3.25
(1)
Expenses are equal to the annualized expense ratio of 0.84%, 1.64% and 0.64% for the Fund's Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Tax-Free Fund For Utah (the “Fund”) was held on October 12, 2011. The holders of shares representing 93% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.	To elect Trustees.

	Dollar Amount of Votes:

Trustee	For	Withheld
Tucker Hart Adams	$322,849,367	$5,768,368
Ernest Calderón	$327,965,712	$652,023
Thomas A. Christopher	$328,080,304	$537,432
Gary C. Cornia	$324,401,021	$4,216,715
Grady Gammage, Jr.	$326,893,524	$1,724,212
Diana P. Herrmann	$328,159,821	$457,915
Lyle W. Hillyard	$323,229,843	$5,387,893
John C. Lucking	$327,359,073	$1,258,663
Anne J. Mills	$326,444,782	$2,172,944

2.	To ratify the selection of Tait, Weller & Baker LLP as the Fund’s independent registered publicaccounting firm.
Dollar Amount of Votes:

For	Against	Abstain
$326,419,841	$1,884,834	$313,041

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available.

     You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2011 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the fiscal year ended June 30, 2011, $15,590,252 of dividends paid by Tax-Free Fund For Utah, constituting 97% of total dividends paid during the fiscal year ended June 30, 2011, were exempt-interest dividends, and the balance was ordinary dividend income.

     Prior to February 15, 2012, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2011 calendar year.

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     Contract review materials were provided to the Trustees in November 2011. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

     At a meeting held in December, 2011, based on their evaluation of the information provided by the Manager, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until December 31, 2012. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement. The Trustees also reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Mr. Todd W. Curtis and Mr. James Thompson as co-portfolio managers for the Fund and has established facilities for credit analysis of the Fund’s portfolio securities. Mr. Thompson, based in Salt Lake City, Utah, has provided local information regarding specific holdings in the Fund’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies. The portfolio managers have also been available to and have met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund’s portfolio, with which to assess the Fund as an investment vehicle for residents of Utah in light of prevailing interest rates and local economic conditions.

     The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital.

     The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the

Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund and the Manager.

     The Trustees reviewed each aspect of the Fund’s performance and compared its performance with that of its competitors, its peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds nationwide), and its benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index. It was noted that the materials provided by the Manager indicated that the Fund had investment performance that was comparable overall to that of its Morningstar peer group and its competitors, compared to which the Fund outperformed in some periods and in others it underperformed, but that the Fund’s performance exceeded the performance of its benchmark index. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. The Trustees also noted that the Fund was the only Utah state-specific tax-free municipal bond fund in the State. In addition, the group of competitive funds included funds whose investment objectives and risk profiles differed from that of the Fund. The Trustees considered these results to be consistent with the investment objectives of the Fund.

     The Trustees concluded that the performance of the Fund was satisfactory compared to that of the funds with differing investment characteristics when those differences were taken into account. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Fund.

     The information provided by the Manager in connection with renewal contained advisory fee and expense data for the Fund and its competitors as well as data for its Morningstar peer group, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager and to Aquila Distributors, Inc. (the “Distributor”) of its services to the Fund.

     The Board noted that the Manager was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period November 1, 2011 through October 31, 2012 so that total Fund expenses would not exceed 0.83 of 1% for Class A Shares. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive.

     The Trustees compared the advisory fee and expense data with respect to the Fund to similar data about other funds that they found to be relevant. The Trustees concluded that the advisory fee and expenses of the Fund were similar to and were reasonable as compared to those advisory fees and expenses being paid by the Fund’s Morningstar peer group and that the advisory fee was reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

     The Trustees considered information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Distributor with respect to distribution services provided to the Fund. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     Data provided to the Trustees showed that the Fund’s asset size had declined during the past year due to the turmoil in the municipal bond market. Additionally, the Trustees noted that the Manager continued to waive a portion of its fees. Evaluation of these factors indicated to the Trustees that the Advisory Agreement should be renewed without addition of breakpoints at this time.

Benefits derived or to be derived by the Manager and its affiliates from the relationship with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

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Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Gary C. Cornia, Chair
Tucker Hart Adams
Ernest Calderón
Thomas A. Christopher
Grady Gammage, Jr.
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking
Anne J. Mills

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Todd W. Curtis, Vice President and Co-Portfolio Manager
James T. Thompson, Vice President and Co-Portfolio Manager
M. Kayleen Willis, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:	/s/ Diana P. Herrmann
President and Trustee March 5, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer March 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee March 5, 2012

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer March 5, 2012

TAX-FREE FUND FOR UTAH

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.